Revenue (Tables)	12 Months Ended
Mar. 31, 2026
Revenues [Abstract]
Schedule of revenue by segment

Revenue by segment is as follows:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
	(in millions)
Alibaba China E-commerce Group:
E-commerce (i)
- Customer management	307,950	326,769	343,867
- Direct sales, logistics and others (ii)	110,820	103,722	105,518
	418,770	430,491	449,385
Quick commerce (iii)	50,852	53,588	78,520
China commerce wholesale (iv)	20,479	24,301	26,312
Total Alibaba China E-commerce Group	490,101	508,380	554,217

Alibaba International Digital Commerce Group:
International commerce retail (v)	81,654	108,465	117,731
International commerce wholesale (vi)	20,944	23,835	26,439
Total Alibaba International Digital Commerce Group	102,598	132,300	144,170

Cloud Intelligence Group (vii)	106,374	118,028	158,132
All others (viii)	317,539	338,347	254,367
Unallocated	1,297	1,924	2,340
Inter-segment elimination (ix)	(76,741)	(102,632)	(89,556)
Consolidated revenue	941,168	996,347	1,023,670

(i)
Revenue from China commerce retail is primarily generated from Alibaba China E-commerce Group and includes primarily revenue from customer management services, sales of goods and logistics services.
(ii)
Revenue from direct sales, logistics and other revenue under Alibaba China E-commerce Group primarily represents direct sales businesses of Tmall Supermarket, Tmall Global and other businesses, and primarily consists of revenue from sales of goods, as well as logistics services.
(iii)
Revenue from Quick commerce is primarily generated through “Taobao Instant Commerce” and the Ele.me app. Quick commerce revenue is net of subsidies that are contra revenue, and includes primarily revenue from logistics services and customer management services.
(iv)
Revenue from China commerce wholesale is primarily generated from 1688.com and includes revenue from membership fees and related value-added services and customer management services.
(v)
Revenue from International commerce retail is primarily generated from AliExpress, Trendyol and Lazada and includes revenue from customer management services, logistics services and sales of goods.
(vi)
Revenue from International commerce wholesale is primarily generated from Alibaba.com and includes revenue from membership fees and related value-added services and customer management services.
(vii)
Revenue from Cloud Intelligence Group is primarily generated from the provision of cloud services, which include public cloud services and non-public cloud services.

5. Revenue (Continued)

(viii)
Revenue from All others represented revenue from businesses including Freshippo, Cainiao, Alibaba Health, Hujing Digital Media and Entertainment Group, Amap, Qwen Consumer Business Group, Lingxi Games, DingTalk, Sun Art, Intime and other businesses. Revenue within All others includes primarily revenue from sales of goods, and logistics services. During the year ended March 31, 2025, the sale of Sun Art was completed and the sale of Intime was substantially completed. The sale of Intime was fully completed during the year ended March 31, 2026. Details of the disposals are set out in Note 4(c) and Note 4(d) respectively.
(ix)
Inter-segment elimination consisted of revenue primarily from Cloud Intelligence Group and Cainiao.
(x)
As a result of the change in composition in reportable segments (Note 29), the Company reclassified revenue by segment. Comparative figures for the year ended March 31, 2024 and 2025 were reclassified to conform to the segment presentation.

Schedule of revenue by type

Revenue by type is as follows:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
	(in millions)
Customer management services (i)	386,571	424,877	459,917
Membership fees and value-added services	41,956	46,613	47,638
Logistics services	114,073	123,379	139,864
Cloud services	76,459	84,517	112,077
Sales of goods	283,273	274,276	227,747
Other revenue (ii)	38,836	42,685	36,427
	941,168	996,347	1,023,670

(i)
Customer management services mainly include CPC, CPM, time-based and CPS marketing and software services.
(ii)
Other revenue includes revenue from self-developed online games and multiple services provided through various platforms and businesses.